STOCK BASED COMPENSATION - Equity Incentive Plan (Details)			1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 10, 2024 shares	Jun. 30, 2024 shares	Dec. 31, 2024 USD ($) item shares	Jul. 31, 2024 USD ($) D $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of days for share reset adjustment | D				5
Issuance of common stock to vendors as consideration					$ 132,895	$ 175,776	$ 1,729,350
Share-based compensation expense						768,923	659,077
Total unrecognized compensation expense related to unvested founder shares			$ 768,923			0	$ 768,923
Weighted average service period							6 months
Number of service providers | item			2
Unrecognized compensation cost						$ 0
Restricted shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted | shares		0				17,188
Restricted shares of the company's common stock that are unvested | shares			8,906			105,510	8,906
Restricted shares | Director and employee
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Value of restricted stock granted during the period						$ 31,657
Restricted shares | Nonemployee
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Value of restricted stock granted during the period						$ 73,853
2019 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of awards authorized | shares						14,810
2023 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of maximum number of shares issued	10.00%
Percentage of increase in outstanding stock	4.00%
Number of awards authorized | shares	3,125,000
Total share reserve | shares						66,044
Number of shares granted | shares						0
Capital Markets Advisory Agreement
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration Period				12 months
Accounts Payable				$ 1,500,000
Share price | $ / shares				$ 320
Floor Price | $ / shares				$ 80
Issuance of common stock to vendors (in shares) | shares				18,750
Issuance of common stock to vendors as consideration				$ 1,428,000
Marketing Services Agreement
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock to vendors (in shares) | shares				4,688
Issuance of common stock to vendors as consideration				$ 178,500
Service provider one
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock to vendors (in shares) | shares			3,125
Issuance of common stock to vendors as consideration			$ 91,000
Service period			4 months
Service provider two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock to vendors (in shares) | shares			1,094
Issuance of common stock to vendors as consideration			$ 31,850
Service period			6 months
Service Agreements
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense						$ 1,460,258	$ 178,396
Service period						2 months 12 days
Unrecognized compensation cost			$ 122,954			$ 82,975	$ 122,954